SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Year ended December 31
	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$
Outstanding at Beginning of year	564,197	2.64	854,656	2.53
Granted	-	-	-	-
Exercised	(123,545)	0.1	(47,644)	0.1
Canceled and forfeited	(105,813)	2.94	(242,815)	1.93
Outstanding at end of year	334,839	2.31	564,197	2.64
Exercisable at end of year	193,089	1.73	315,822	3.32

Schedule of Stock-Based Compensation and Warrants Charge
	Year Ended December 31,
	2020	2019
	$	$
Cost of revenues	84	66
Research and development expenses	48	31
Selling and marketing expenses	77	29
General and administrative expenses	2	18

	211	144

Schedule of Options Outstanding and Exercisable
	Options outstanding				Options Exercisable
Range of exercise price	Number outstanding as of December 31, 2020	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Number outstanding as of December 31, 2020	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
$			$	$			$	$
0.00-2.00	316,839	7.71	1.10	-	175,089	7.69	1.02	-
3.00-5.00	18,000	8.05	4.88	-	18,000	8.05	4.88	-
7.00-10.00	-	-	-	-	-	-	-	-
	334,839	7.73	1.34	-	193,089	7.73	1.41	-

Schedule of Non-vested Option Activity
	Options	Weighted– average grant-date fair value
Non-vested as of December 31, 2019	248,375	1.92
Granted	-	-
Vested	(48,426)	2.00
Forfeited and canceled	(58,199)	2.45
Non-vested as of December 31, 2020	141,750	1.64